RELATED PARTY TRANSACTIONS AND BALANCES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
21.  RELATED PARTY TRANSACTIONS AND BALANCES

1)  Nature of relationships with related parties

Name	Relationships with the Company
Mr.Xinglin Yao	General manager of the Company
Suzhou Dingli Real Estate Co., Ltd	A non-controlling shareholder

A.	Loans - Loans repaid from related parties consist of the following:

	For The Nine Month Ended
	September 30,
	2013 (Unaudited)	2012 (Unaudited)
Mr. Xinglin Yao	$-	$237,564

The loans due from Mr. Xinglin Yao carried an annual interest rate of 10.80% and were fully repaid in February 2012.

Interest income derived from above loans to related parties are $nil and $13,125 for the nine months ended September 30, 2013 and 2012, respectively.

B.	Loan guarantee - Loan guarantee provided by related parties

As of September 30, 2013 and December 31, 2012, the amount of short-term bank borrowings of $15,462,491 and $20,606,791 were guaranteed by Suzhou Dingli Real Estate Co., Ltd. The related party did not charge commission on the guarantee service.

21.	RELATED PARTY TRANSACTIONS AND BALANCES

1)	Nature of relationships with related parties

Name	Relationships with the Company
Wujiang City Huiyin Silk Production Co., Ltd	A non-controlling shareholder
Yongding Company Ltd.	A non-controlling shareholder
Suzhou Dingli Real Estate Co., Ltd	A non-controlling shareholder
Hengtong Company Ltd,	A non-controlling shareholder
Mr. Xinglin Yao	General Manager of the Company
Mr. Huichun Qin	President and Director of the Company
Suzhou Rongshengda Investment Holding Co., Ltd	the shareholders of Suzhou Rongshengda Investment Holding Co., Ltd are the same as the shareholders of the Company

2)	Related party transactions

A.	Loans – Loans to related parties consisted of the following:

	For the years ended December 31,
	2012	2011
Mr. Xinglin Yao	-	232,054
Total	$-	$232,054

The loans due from Mr. Xinglin Yao carried an annual interest rate of 10.80% and was repaid in February 2012.

B.	Loans – Loans repaid from related parties consist of the following:

	For the years ended December 31,
	2012	2011
Wujiang City Huixin Silk Production Co, Ltd	-	928,218
Mr. Xinglin Yao	237,774	-
Total	$237,774	$928,218

Interest income derived from above loans to related parties are $13,199 and $72,830 for the years ended December 31, 2012 and 2011, respectively.

C.	Borrowings – Borrowings from related parties consist of the following:

	For the years ended December 31,
	2012	2011

Yongding Group Co., Ltd	-	7,609,633
Total	$-	$7,609,633

Interest expense for the above borrowing from related parties are nil and $346,921 for the years ended December 31, 2012 and 2011, respectively.

Short term borrowing from Yongding Group Co., Ltd was due on November 16, 2011 with an annual interest rate of 9%.

D.	Loan guarantee – Loan guarantee provided by related parties

Yongding Company Ltd, Suzhou Dingli Real Estate Co., Ltd, and Hengtong Company Ltd provided guarantee for short-term borrowings of the Company for the period ended December 31, 2012 and 2011, as disclosed in Note 10. These related parties did not charge commission on the guarantee service.

3)	Related party balances

  Due from a related party

  Amount due from related party represents loan balances as following:

	December 31, 2012	December 31, 2011
Mr. Xinglin Yao	-	235,905
	$-	$235,905

The loans due from Mr. Xinglin Yao carried an annual interest rate of 10.80% and was repaid in February 2012.